FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2011
Financial Risk Management Disclosure [Abstract]
Financial Risk Management Disclosure [Text Block]
15.	FINANCIAL RISK MANAGEMENT

a)	FOREIGN CURRENCY RISK

Foreign currency risk is the risk that a variation in exchange rates between the United States dollar and other foreign currencies will affect the Company’s operations and financial results. A portion of the Company’s transactions are denominated in Omani rials and Canadian dollars.  The Company is also exposed to the impact of currency fluctuations on its monetary assets and liabilities. Significant foreign currency gains or losses are reflected as a separate component of the consolidated statement of operations. The Company does not use derivatives instruments to reduce its exposure to foreign currency risk.

The following table indicates the impact of foreign currency risk on net working capital as at December 31, 2011. The table below also provides a sensitivity analysis of a 10 percent strengthening of the US dollar against the Omani rial and Canadian dollar as identified which would have increased (decreased) the Company’s net loss by the amounts shown in the table below. A 10 percent weakening of the US dollar against the Omani rial and Canadian dollar would have had the equal but opposite effect as at December 31, 2011.

	Omani Rial	Canadian Dollar

Cash	$48,901	$2,530,067
Prepaids and advances	23,745	-
Accounts payable	(26,850)	-
Accrued liabilities	(36,265)	-
Total foreign currency working capital	9,531	2,530,067
US$ exchange rate at December 31, 2011	2.58950	0.9840
Total foreign currency net working capital in US$	$24,681	$2,489,586
Impact of a 10% strengthening of the US$ on net loss	$2,468	$248,959

b)	MARKET RISK

Market risk is the potential for financial loss from adverse changes in underlying market factors, including foreign-exchange rates, commodity prices, interest rates and stock based compensation costs.

c)	TITLE RISK

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mining properties. Although the Company has investigated title to all of its mineral properties for which it holds rights, the Company cannot give any assurance that title to such properties will not be challenged or impugned and cannot be certain that it will have valid title to its mineral properties.

d)	DISCLOSURES OF FAIR VALUE OF OTHER FINANCIAL ASSETS AND LIABILITIES

The fair value of warrants (note 2j) would be included in the hierarchy as follows:

	Fair Value Measurements at Reporting Date Using:
December 31, 2011 Liabilities:	Level 1	Level 2	Level 3
Canadian dollar common share purchase warrants	-	$263,398	-